                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /x/

                             Pre-Effective Amendment No.

                             Post-Effective Amendment No.

                                        and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /x/

                                    Amendment No.

                           (Check appropriate box or boxes)

                             KOBRICK-HFS INVESTMENT TRUST

                  (Exact Name of Registrant as Specified in Charter)

                                  101 Federal Street

                             Boston, Massachusetts 02111

                       (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code: (617) 342-3500

                                 Frederick R. Kobrick
                                      President
                             Kobrick-HFS Investment Trust
                                  101 Federal Street
                             Boston, Massachusetts 02111
                       (Name and Address of Agent for Service)

                                      Copies to:

                                Thomas J. Kelly, Esq.
                 Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
                                 One Financial Center
                             Boston, Massachusetts 02111

Title of Securities Being Offered: Shares of Beneficial Ownership

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

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                             KOBRICK-HFS INVESTMENT TRUST

                                Cross Reference Sheet
                               Pursuant to Rule 481(a)
                           Under the Securities Act of 1933

PART A

Item No.    Registration Statement Caption          Caption in Prospectus

1.          Cover Page                              Cover Page

2.          Synopsis                                Expense Information

3.          Condensed Financial Information         Performance Information

4.          General Description of Registrant       Investment Objective,
                                                    Investment Policies and
                                                    Risk Considerations;
                                                    Operation of the Fund

5.          Management of the Fund                  Operation of the Fund

6.          Capital Stock and Other Securities      Cover Page; Operation of
                                                    the Fund; Dividends and
                                                    Distributions; Taxes

7.          Purchase of Securities Being Offered    How to Purchase Shares;
                                                    Shareholder Services;
                                                    Exchange Privilege;
                                                    Distribution Plan;
                                                    Calculation of Share Price;
                                                    Application

8.          Redemption or Repurchase                How to Redeem Shares;
                                                    Shareholder Services;
                                                    Exchange Privilege

9.          Legal Proceedings                       Inapplicable

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PART B
                                                    Caption in Statement
                                                    of Additional
Item No.    Registration Statement Caption          Information

10.         Cover Page                              Cover Page

11.         Table of Contents                       Table of Contents

12.         General Information and History         The Trust

13.         Investment Objectives and Policies      Definitions, Policies and
                                                    Risk Considerations;
                                                    Quality Ratings of
                                                    Corporate Bonds
                                                    and Preferred Stocks;
                                                    Investment Limitations;
                                                    Securities Transactions;
                                                    Portfolio Turnover

14.         Management of the Fund                  Trustees and Officers

15.         Control Persons and Principal Holders   Inapplicable
            of Securities

16.         Investment Advisory and Other Services  The Investment Adviser;
                                                    Distribution Plan;
                                                    Custodian; Auditors; ___
                                                    Service Corp.

17.         Brokerage Allocation and Other          Securities Transactions
            Practices

18.         Capital Stock and Other Securities      The Trust

19.         Purchase, Redemption and Pricing of     Calculation of Share
            Securities Being Offered                Price; Redemption in Kind

20.         Tax Status                              Taxes

21.         Underwriters                            Inapplicable

22.         Calculation of Performance Data         Historical Performance
            Information

23.         Financial Statements                    Statements of Assets and
                                                    Liabilities


                                          3
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PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


                                          4
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                                                        MLCFG&P Draft of 10-9-97

                               KOBRICK-HFS CAPITAL FUND
                                  101 Federal Street
                             Boston, Massachusetts 02111
                                      Prospectus
                                _______________, 1997

    The investment objective of Kobrick-HFS Capital Fund (the "Fund") is to seek maximum capital appreciation by investing primarily in common stocks (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

    Kobrick-HFS, Inc. (the "Investment Manager") serves as investment adviser to the Fund. The Investment Manager was organized in October, 1997; and its principals are Frederick R. Kobrick and Michael T. Carmen.

    Shareholders may have their shares redeemed directly by the fund at net asset value; redemptions processed through securities dealers may be subject to processing charges.

    There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

    Because of the Fund's investment policies, the Fund is subject to above-average risks. The Fund generally is designed for investors who want an aggressive investment and can tolerate volatility and possible losses. An investment in the Fund should be part of a balanced investment program which includes more conservative investments.

    This Prospectus sets forth concisely the information a prospective investor ought to know about the fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated ______________, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge upon request to the fund at the address indicated on the cover or by calling 1-800-______________.

    The Fund is a diversified series of Kobrick-HFS Investment Trust (the "Trust"), an open-end management investment company.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY

STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE FUND MAY ENGAGE IN SHORT-TERM TRADING, WHICH MAY BE CONSIDERED A SPECULATIVE ACTIVITY AND INVOLVE GREATER RISK AND ADDITIONAL COST TO THE FUND.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Table of Expenses
The Fund's Investments
Limiting Investment Risk
How to Purchase Shares
Shareholder Services
How to Redeem Shares
Dividends and Distributions
The Fund and its Shares
Management of the Fund
Taxes
Distribution Plan
Calculation of Share Price
Calculation of Performance Data

                                  TABLE OF EXPENSES

Shareholder Transaction Expenses

    Sales Charge Imposed on Purchases. . . . . . . . . . . . . .          None
    Sales Charge Imposed on Reinvested Dividends . . . . . . . .          None
    Deferred Sales Charge. . . . . . . . . . . . . . . . . . . .          None
                                                                          ----
    Redemption Fees (a). . . . . . . . . . . . . . . . . . . . .          None
                                                                          ----
    Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . .          None
                                                                          ----

Annual Fund Operating Expenses (estimated as a percentage of average net assets)

    Management Fees. . . . . . . . . . . . . . . . . . . . . . .          1.00%
    12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . .          0.25%
    Other Expenses . . . . . . . . . . . . . . . . . . . . . . .          0.50%
                                                                          -----
         Total Fund Operating Expenses . . . . . . . . . . . . .          1.75%
                                                                          -----
                                                                          -----
_____________
(a) Remittance of redemption proceeds by wire is subject to a $8.00 fee.

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EXAMPLE

    THE EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURN OR EXPENSES. ACTUAL RETURN AND EXPENSES MAY BE GREATER OR LESS THAN SHOWN.


                             1 Year     3 Years     5 Years     10 Years
You would pay the
following expenses on
a $1,000 investment
assuming 5%
annual return:               $18        $57         $98         $212

    The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense level shown in the table as "Other Expenses" is based on projected expenses for the current fiscal year ending December 31, 1998. Actual expense levels for the current fiscal year or for future years may vary from the amounts shown.

                                THE FUND'S INVESTMENTS

    The Fund's investment objective is to seek maximum capital appreciation by investing primarily in common stocks (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and of companies determined to be undervalued special situations, as determined by the Fund's investment manager. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

    In seeking to achieve its investment objective, the Fund invests at least 65% of its total assets under normal circumstances in the common stock (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and companies considered to be undervalued special situations. The Investment Manager considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The Investment Manager considers undervalued special situations to include common stocks of companies, such as larger, more mature companies, which trade at prices believed by the Investment Manager to be below the companies' intrinsic values and which therefore offer the potential for above-average investment returns. A special situation company is one which, because of unique circumstances such as, for example, a particular business niche it fills, is an attractive investment even through it is not in the emerging growth stage. In selecting such investments, the Investment Manager considers a variety of factors, any one of which may be determinative. These include a company's expected growth in earnings, relative financial condition and cash flow, competitive position, management and business strategy, overall potential as an enterprise, entrepreneurial character, and new or innovative products, services or processes. The capitalization of the companies in which the Fund invests can range across the full spectrum from small to large capitalization, with varying or high proportions from time to time in different capitalization segments.

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    Under normal circumstances, the Fund expects to by fully invested in equity securities as described above. However, the Fund may, consistent with its investment objective, invest at any time up to 35% of its total assets in other equity securities and debt securities, such as those issued by more mature companies, and U.S. Government securities. The Fund will purchase investment grade debt (i.e., rated at the time of purchase AAA, AA, A or BBB categories by Standard & Poor's Corporation ("S&P") or Aaa, Aa, A or Baa categories by Moody's Investors Service, Inc. ("Moody's")), or securities that are not rated but considered by the Investment Manager to be of equivalent investment quality.
The debt securities, which may have differing maturites and fixed or floating interest rates, will be U.S. Government securities or issued by larger capitalization issuers. For more information on debt ratings, see the Statement of Additional Information.

INVESTMENT PRACTICES

FOREIGN INVESTMENTS

    The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities representing interests in the securities of foreign issuers. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

    ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilities trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

    ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky, due to (a) the additional costs involved to the Fund;
(b) the relative illiquidity of the issue in U.S. markets ; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

    The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

    It is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have any emerging stock market that trades a small number of securities; countries with low-to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

    For further information regarding foreign investments, see the Statement of Additional Information.

CURRENCY TRANSACTIONS

    In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risks of nonperformance by a counterparty by dealing only with established, large institutions. For further information, see the Statement of Additional Information.

OTHER INVESTMENT POLICIES

    The Fund may lend portfolio securities with a value of up to 33 1/3 % of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

    The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

    The Fund may, subject to certain limitations, buy and sell options, futures contracts and options on futures contracts on securities and securities indicies, enter into repurchase agreements and purchase securities on a "when issued" or forward commitment basis. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums on open positions with respect to futures and options used for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may enter various forms of swap arrangements, which have simultaneously the characteristics of a security and futures contract, although the Fund does not presently expect to invest more than 5% of its total assets in such items. These swap arrangements include interest rate swaps, currency swaps and index swaps. See the Statement of Additional Information.

    The Fund may invest in restricted securities in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. Because the market for such securities is still developing, such securities could possibly become illiquid in particular circumstances. See the Statement of Additional Information.

    The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate involves greater transaction costs, relative to other funds in general, and may have tax and other consequences as well. See the Statement of Additional Information.

    Because the Fund invests primarily in emerging growth and special situation companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in more established companies. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of the over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends

                               LIMITING INVESTMENT RISK

    In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions. Under the fundamental restrictions the Fund may not (a) purchase a security of any one issuer (other than the United States or its instrumentalities) if such purchase at the time would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; (b) purchase for its portfolio a security of any one issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund; or (c) invest more than 25% of the Fund's total assets in securities of issues principally engaged in any one industry with certain designated exceptions such as in the case of the U.S. Government.

    The foregoing fundamental investment restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote (A) of 67 per centum or more of the voting securities present at a meeting, if the holders of more than 50 per centum of the outstanding voting securities of the Trust are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of the Trust, whichever is less.

    Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of the Fund's net assets in illiquid securities including repurchase agreements extending for more than seven days and may not invest more than 10% of the Fund's net assets in restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of 1933). Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently. The foregoing nonfundamental investment restrictions may be changed without a shareholder vote.

    For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

    The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. To the extent that the Fund's assets are held in a temporary defensive position the Fund will not be achieving its investment goals. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional Information: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (U.S. Treasury bills, notes, bonds, Government National Mortgage Association certificates), custodial receipts, certificates of deposit, time deposits and banker's acceptances of certain qualified financial institutions and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least "A" by S&P or Moody's). See the Statement of Additional Information.

                                HOW TO PURCHASE SHARES

    Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Investment Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, ___ Service Corp., by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by ___ Service Corp. by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by ___ Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by ___ Service Corp. after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

    You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to ___ Service
Corp.,________.   Checks should be made payable to the "Kobrick-HFS Capital
Fund".  An account application is included in this Prospectus.

    The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

    Investors should be aware that the Fund's account application contains provisions in favor of the Trust, ___ Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from authorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

    Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or ___ Service Corp. in the transaction.

    You may also purchase shares of the Fund by wire. Please telephone ___ Service Corp. (Nationwide call toll-free 800-___-____) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

    Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to ___ Service Corp.. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but
___ Service Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

    You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to ___ Service Corp., ____________________. Checks should be made payable or endorsed to the "Kobrick-HFS Capital Fund". Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

                                 SHAREHOLDER SERVICES

    Contact ___ Service Corp. (Nationwide call toll-free 800-___-____) for additional information about the shareholder services described below.

AUTOMATIC WITHDRAWAL PLAN

    If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

TAX-DEFERRED RETIREMENT PLANS

    Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

    --   Keogh Plans for self-employed individuals

    -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

    -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

    -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

DIRECT DEPOSIT PLANS

    Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

AUTOMATIC INVESTMENT PLAN

    You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. ___ Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

                                 HOW TO REDEEM SHARES

    You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

    Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Trust's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

    You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

    You will receive the net asset value per share next determined after receipt by ___ Service Corp. of your redemption request in the form described above. Payment is made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or ___ Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

    The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE

    Shares of the Fund may be exchanged for shares of the other series of the Trust, the Kobrick-HFS Emerging Growth Fund, at net asset value [Shares of the Fund may also be exchanged for shares at net asset value of the Short Term Government Income Fund (a series of _________________), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at net asset value.]

    You may request an exchange by sending a written request to ___ Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. An exchange will be effected at the next determined net asset value after receipt of a request by
___ Service Corp.

    Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact ___ Service Corp. to obtain a current prospectus and more information about exchanges among the funds.

                             DIVIDENDS AND DISTRIBUTIONS

    The Fund expects to distribute any net realized capital gains and net investment income at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

    Distributions are paid according to one of the following options:

Share Option -     income distributions and capital gains distributions
                   reinvested in additional shares.

Income Option -    income distributions and short-term capital gains
                   distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

Cash Option        income distributions and capital gains distributions paid in cash.

    You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

    If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

SHAREHOLDER ACCOUNT INQUIRIES:

    PLEASE CALL 1-800-____________


    Call this number for assistance in answering general servicing questions on your account, including account balance, available shareholder services and statement information. Account inquiries may also be made in writing to
________________.

                               THE FUND AND ITS SHARES

    The Fund was organized in October 1997 as a series of Kobrick-HFS Investment Trust, a Massachusetts business trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Kobrick-HFS Investment Trust was organized on _______, 1997. The Fund's fiscal year ends on December 31.

    Shortly prior to the effective time of this Prospectus, a share distribution of four shares for each then outstanding share was declared. Shares of the Trust have equal dividend, redemption and liquidation rights and when issued are fully paid and nonassessable by the Master Trust. Each share has one vote (with proportionate voting for fractional shares) irrespective of net asset value.

    Under the Master Trust Agreement of the Master Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Investment Company Act of 1940. Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders of the Master Trust. At that time another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Master Trust shares; holders of 10% or more of the outstanding shares of the Master Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications.

    Under Massachusetts law, the shareholders of the Master Trust could, under certain circumstances, be held personally liable for the obligations of the Master Trust. However, the Master Trust Agreement of the Master Trust disclaims shareholder liability for acts or obligations of the Master Trust and provides for indemnification for all losses and expenses of any shareholder of the Trust held personally liable for the obligations of the Master Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                                MANAGEMENT OF THE FUND

    Under the provisions of the Master Trust Agreement and the laws of Massachusetts, primary responsibility for the management and supervision of the Fund rests with the Trustees.

    The Fund's investment manager is Kobrick-HFS, Inc., 101 Federal Street, Boston, Massachusetts 02111. Kobrick-HFS, Inc. was founded in October, 1997 principally by Frederick R. Kobrick and Michael T. Carmen. HFS Incorporated of Parsippany, New Jersey, also has an interest in non-voting preferred stock of the Investment Manager. Messrs Kobrick and Carmen have combined over 30 years of experience in the management of investments under objective similar to those of the Fund. The Fund's portfolio manager is Frederick R. Kobrick, who for 12 years was an equity portfolio manager at State Street Research & Management Company where he served as Senior Vice President and a member of the firm's Equity Investment Committee.

    Under the Investment Advisory Contract between the Trust and the Investment Manager, the Fund pays a quarterly advisory fee to the Investment Manager. The advisory fee is computed as a percentage of the average of the values of the net assets of the Fund as determined at the close of each business day during the quarter at the following annual rates:

    1% of the first $1,000,000,000 of such assets;
    3/4% of the next $500,000,000 of such assets;
    1/2% of the next $1,000,000,000 of such assets; and 3/8% of the average market value of such assets in excess of $2,500,000,000.
The Investment Advisory Contract provides that the Investment Manager shall furnish the Trust with suitable office space and facilities and such management, investment advisory, statistical and research facilities and services as may be required from time to time by the Trust and the Fund is responsible for its other expenses and services. In view of the requirements for management of the Fund's particular investment program, this fee is higher than those charges for many other funds.

    As of the date of this Prospectus, Kobrick-HFS, Inc. is the sole shareholder of the Fund.

                                        TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, however, it cannot give complete assurance that it will do so. As long as it so qualifies, it will not be subject to federal income taxes on its taxable income (including realized capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income (capital gains net of capital losses).

    The Fund declares dividends from net investment income quarterly and pays such dividends, if any, two times each year. Distributions of capital gain net income will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value on the record date of that dividend or distribution, except in the case of shareholders who elect a different available distribution method.

    The Fund will provide its shareholders with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

    Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income, and a portion may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Trust's gross income consist of qualified dividends of domestic corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term or mid-term capital gains, regardless of how long shareholders have held their shares, and are not eligible for the dividends-received deduction.
If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

    Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

    The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisors regarding tax matters, including state and local tax consequences.

                                  DISTRIBUTION PLAN

    Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by _____ Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

    The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

    Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              CALCULATION OF SHARE PRICE

    On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

    Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

                           CALCULATION OF PERFORMANCE DATA

    From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare its performance to that of other mutual funds with similar investment objectives, to rankings or averages such as those compiled by Lipper Analytical Services, Inc. for the capital appreciation category and/or to other financial alternatives.

    The Fund's average annual total return ("standard total return") is computed by determining the average annual compounded rate of return for a designated period that, if applied to a hypothetical $1,000 initial investment would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return would be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return or taking sales charges into account.

    The Fund's yield is computed by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified thirty-day period by the applicable maximum offering price per share on the last day of such period and annualizing the result.

    The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $8 fee for wire redemptions.

    The Fund's distribution rate is calculated by annualizing the latest distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as the above described yield, and therefore can be significantly different from it. In its supplemental sales literature, the Fund may quote its distribution rate together with the above described standard total return and yield information. The use of such distribution rates would be subject to an appropriate explanation of how the components of the distribution rate differ from the above described yield.

    Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

                                                        MLCFG&P Draft of 10-9-97

                           KOBRICK-HFS EMERGING GROWTH FUND
                                  101 Federal Street
                             Boston, Massachusetts 02111

                                      Prospectus

                                _______________, 1997

    The investment objective of Kobrick-HFS Emerging Growth Fund (the "Fund") is to provide growth in capital. In seeking to achieve its investment objectives, the Fund invests primarily in equity securities of emerging growth and small capitalization companies.

    Kobrick-HFS, Inc. (the "Investment Manager") serves as investment adviser to the Fund. The Investment Manager was organized in October, 1997; and its principals are Frederick R. Kobrick and Michael T. Carmen.

    Shareholders may have their shares redeemed directly by the fund at net asset value; redemptions processed through securities dealers may be subject to processing charges.

    There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

    Because of the Fund's investment policies, the Fund is subject to above-average risks. The Fund generally is designed for investors who want an aggressive investment and can tolerate volatility and possible losses. An investment in the Fund should be part of a balanced investment program which includes more conservative investments.

    This Prospectus sets forth concisely the information a prospective investor ought to know about the fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated ______________, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge upon request to the fund at the address indicated on the cover or by calling 1-800-______________.

    The Fund is a diversified series of Kobrick-HFS Investment Trust (the "Trust"), an open-end management investment company.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF

THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE FUND MAY ENGAGE IN SHORT-TERM TRADING, WHICH MAY BE CONSIDERED A SPECULATIVE ACTIVITY AND INVOLVE GREATER RISK AND ADDITIONAL COST TO THE FUND.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Table of Expenses
The Fund's Investments
Limiting Investment Risk
How to Purchase Shares
Shareholder Services
How to Redeem Shares
Dividends and Distributions
The Fund and its Shares
Management of the Fund
Taxes
Distribution Plan
Calculation of Share Price
Calculation of Performance Data

                               TABLE OF EXPENSES
Shareholder Transaction Expenses

    Sales Charge Imposed on Purchases. . . . . . . . . . . . . . . . . .  None
    Sales Charge Imposed on Reinvested Dividends . . . . . . . . . . . .  None
    Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . . . . .  None
    Redemption Fees (a). . . . . . . . . . . . . . . . . . . . . . . . .  None
    Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

Annual Fund Operating Expenses (estimated as a percentage of average net assets)

    Management Fees. . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
    12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.25%
    Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.50%
                                                                          -----
       Total Fund Operating Expenses . . . . . . . . . . . . . . . . . .  1.75%
                                                                          -----
                                                                          -----
_____________
(a) Remittance of redemption proceeds by wire is subject to a $8.00 fee.

EXAMPLE

    THE EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURN OR EXPENSES. ACTUAL RETURN AND EXPENSES MAY BE GREATER OR LESS THAN SHOWN.


                              1 Year    3 Years   5 Years   10 Years
You would pay the
following expenses on
a $1,000 investment
assuming 5%
annual return:                $18       $57       $98       $212


     The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense level shown in the table as "Other Expenses" is based on projected expenses for the current fiscal year ending December 31, 1998. Actual expense levels for the current fiscal year or for future years may vary from the amounts shown.


                                THE FUND'S INVESTMENTS

     The Fund's investment objective is to provide growth of capital. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

     In seeking to achieve its investment objective, the Fund invests at least 65% of its total assets under normal circumstances in equity securities of small capitalization companies and companies in the emerging growth stage of development. A company's market capitalization is the total market value of its publicly traded equity securities. The Fund invests in companies with market capitalization ranging as high as those included in the Russell 2000 Growth Index, although the capitalizations or index could vary over time because of market conditions, changes in the parameters of indices, etc. While a company's market capitalization may be small at the time the Fund first invests in the Company the Fund may continue to hold and acquire shares of a company after its market capitalization increases.

     The Investment Manager considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. In selecting such investments, the Investment Manager considers a variety of factors, any one of which may be determinative. These include a company's expected growth in earnings, relative financial condition and cash flow, competitive position, management and business strategy, overall potential as an enterprise, entrepreneurial character, and new or innovative products, services or processes.

     The equity securities in which the Fund will invest consist of common stocks, or securities (preferred stock, bond and debentures) convertible into common stocks, or which carry the right to acquire equity securities (warrants). The Fund anticipates that more than half of the total value, at the time of investment, of the equity securities held by the Fund will be included on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or listed on a major securities exchange.

     Under normal circumstances, the Fund expects to by fully invested in equity securities as described above. However, the Fund may, consistent with its investment objective, invest at any time up to 35% of its total assets in other equity and debt securities, such as those issued by larger capitalization, more mature, or special situation companies, and U.S. Government securities. A special situation company is one which, because of unique circumstances such as, for example, a particular business niche it fills, is an attractive investment even though it is not a small capitalization issuer or in the emerging growth stage. The Fund will purchase investment grade debt (i.e., rated at the time of purchase AAA, AA, A or BBB categories by Standard & Poor's Corporation ("S&P") or Aaa, Aa, A or Baa categories by Moody's Investors Service, Inc. ("Moody's")), or securities that are not rated but considered by the Investment Manager to be of equivalent investment quality. The debt securities, which may have differing maturites and fixed or floating interest rates, will be U.S. Government securities or issued by larger capitalization issuers. For more information on debt ratings, see the Statement of Additional Information.

     Because the Fund invests primarily in small capitalization and emerging growth companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends.

INVESTMENT PRACTICES

FOREIGN INVESTMENTS

     The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities representing interests in the securities of foreign issuers. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

     ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilities trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

     ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky, due to (a) the additional costs involved to the Fund;
(b) the relative illiquidity of the issue in U.S. markets ; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

     The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

     It is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have any emerging stock market that trades a small number of securities; countries with low-to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

     For further information regarding foreign investments, see the Statement of Additional Information.

CURRENCY TRANSACTIONS

     In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risks of nonperformance by a counterparty by dealing only with established, large institutions. For further information, see the Statement of Additional Information.

OTHER INVESTMENT POLICIES

     The Fund may lend portfolio securities with a value of up to 33 1/3 % of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

     The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

     The Fund may, subject to certain limitations, buy and sell options, futures contracts and options on futures contracts on securities and securities indicies, enter into repurchase agreements and purchase securities on a "when issued" or forward commitment basis. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums on open positions with respect to futures and options used for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may enter various forms of swap arrangements, which have simultaneously the characteristics of a security and futures contract, although the Fund does not presently expect to invest more than 5% of its total assets in such items. These swap arrangements include interest rate swaps, currency swaps and index swaps. See the Statement of Additional Information.

     The Fund may invest in restricted securities in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. Because the market for such securities is still developing, such securities could possibly become illiquid in particular circumstances. See the Statement of Additional Information.

     The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate involves greater transaction costs, relative to other funds in general, and may have tax and other consequences as well. See the Statement of Additional Information.

     Because the Fund invests primarily in emerging growth and special situation companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in more established companies. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of the over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends



                            LIMITING INVESTMENT RISK

     In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions. Under the fundamental restrictions the Fund may not (a) purchase a security of any one issuer (other than the United States or its instrumentalities) if such purchase at the time would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; (b) purchase for its portfolio a security of any one issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund; or (c) invest more than 25% of the Fund's total assets in securities of issues principally engaged in any one industry with certain designated exceptions such as in the case of the U.S. Government.

     The foregoing fundamental investment restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote (A) of 67 per centum or more of the voting securities present at a meeting, if the holders of more than 50 per centum of the outstanding voting securities of the Trust are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of the Trust, whichever is less.

     Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of the Fund's net assets in illiquid securities including repurchase agreements extending for more than seven days and may not invest more than 10% of the Fund's net assets in restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of 1933). Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently. The foregoing nonfundamental investment restrictions may be changed without a shareholder vote.

     For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

     The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. To the extent that the Fund's assets are held in a temporary defensive position the Fund will not be achieving its investment goals. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional Information: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (U.S. Treasury bills, notes, bonds, Government National Mortgage Association certificates), custodial receipts, certificates of deposit, time deposits and banker's acceptances of certain qualified financial institutions and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least "A" by S&P or Moody's). See the Statement of Additional Information.


                                HOW TO PURCHASE SHARES

     Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Investment Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, ___ Service Corp., by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by ___ Service Corp. by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by ___ Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by ___ Service Corp. after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to ___ Service Corp., ___________________. Checks should be made payable to the "Kobrick-HFS Emerging Growth Fund". An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Trust, ___ Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from authorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or ___ Service Corp. in the transaction.

     You may also purchase shares of the Fund by wire. Please telephone ___ Service Corp. (Nationwide call toll-free 800-___-____) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

     Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to ___ Service Corp.. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but ___ Service Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to ___ Service Corp., ____________________. Checks should be made payable or endorsed to the "Kobrick-HFS Emerging Growth Fund". Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

                                 SHAREHOLDER SERVICES

     Contact ___ Service Corp. (Nationwide call toll-free 800-___-____) for additional information about the shareholder services described below.

AUTOMATIC WITHDRAWAL PLAN

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

TAX-DEFERRED RETIREMENT PLANS

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals

     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

DIRECT DEPOSIT PLANS

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

AUTOMATIC INVESTMENT PLAN

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. ___ Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES

     You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Trust's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     You will receive the net asset value per share next determined after receipt by ___ Service Corp. of your redemption request in the form described above. Payment is made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or ___ Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE

     Shares of the Fund may be exchanged for shares of the other series of the Trust, the Kobrick-HFS Capital Fund, at net asset value [Shares of the Fund may also be exchanged for shares at net asset value of the Short Term Government Income Fund (a series of _________________), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at net asset value.]

     You may request an exchange by sending a written request to ___ Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. An exchange will be effected at the next determined net asset value after receipt of a request by
___ Service Corp.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact ___ Service Corp. to obtain a current prospectus and more information about exchanges among the funds.

                             DIVIDENDS AND DISTRIBUTIONS

     The Fund expects to distribute any net realized capital gains and net investment income at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

Share Option -      income distributions and capital gains distributions
                    reinvested in additional shares.

Income Option -     income distributions and short-term capital gains
                    distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

Cash Option         income distributions and capital gains distributions paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

SHAREHOLDER ACCOUNT INQUIRIES:

     PLEASE CALL 1-800-____________

     Call this number for assistance in answering general servicing questions on your account, including account balance, available shareholder services and statement information. Account inquiries may also be made in writing to
________________.

                               THE FUND AND ITS SHARES

     The Fund was organized in October 1997 as a series of Kobrick-HFS Investment Trust, a Massachusetts business trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Kobrick-HFS Investment Trust was organized on _______, 1997. The Fund's fiscal year ends on December 31.

     Shortly prior to the effective time of this Prospectus, a share distribution of four shares for each then outstanding share was declared. Shares of the Trust have equal dividend, redemption and liquidation rights and when issued are fully paid and nonassessable by the Master Trust. Each share has one vote (with proportionate voting for fractional shares) irrespective of net asset value.

     Under the Master Trust Agreement of the Master Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Investment Company Act of 1940. Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders of the Master Trust. At that time another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Master Trust shares; holders of 10% or more of the outstanding shares of the Master Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications.

     Under Massachusetts law, the shareholders of the Master Trust could, under certain circumstances, be held personally liable for the obligations of the Master Trust. However, the Master Trust Agreement of the Master Trust disclaims shareholder liability for acts or obligations of the Master Trust and provides for indemnification for all losses and expenses of any shareholder of the Trust held personally liable for the obligations of the Master Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                                MANAGEMENT OF THE FUND

     Under the provisions of the Master Trust Agreement and the laws of Massachusetts, primary responsibility for the management and supervision of the Fund rests with the Trustees.

     The Fund's investment manager is Kobrick-HFS, Inc., 101 Federal Street, Boston, Massachusetts 02111. Kobrick-HFS, Inc. was founded in October, 1997 principally by Frederick R. Kobrick and Michael T. Carmen. HFS Incorporated of Parsippany, New Jersey, also has an interest in non-voting preferred stock of the Investment Manager. Messrs Kobrick and Carmen have combined over 30 years of experience in the management of investments under objective similar to those of the Fund. The Fund's portfolio manager is Frederick R. Kobrick, who for 12 years was an equity portfolio manager at State Street Research & Management Company where he served as Senior Vice President and a member of the firm's Equity Investment Committee.

     Under the Investment Advisory Contract between the Trust and the Investment Manager, the Fund pays a quarterly advisory fee to the Investment Manager. The advisory fee is computed as a percentage of the average of the values of the net assets of the Fund as determined at the close of each business day during the quarter at the following annual rates:

          1% of the first $1,000,000,000 of such assets;
          3/4% of the next $500,000,000 of such assets;
          1/2% of the next $1,000,000,000 of such assets; and 3/8% of the average market value of such assets in excess of $2,500,000,000.

The Investment Advisory Contract provides that the Investment Manager shall furnish the Trust with suitable office space and facilities and such management, investment advisory, statistical and research facilities and services as may be required from time to time by the Trust and the Fund is responsible for its other expenses and services. In view of the requirements for management of the Fund's particular investment program, this fee is higher than those charges for many other funds.

     As of the date of this Prospectus, Kobrick-HFS, Inc. is the sole shareholder of the Fund.


                                        TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, however, it cannot give complete assurance that it will do so. As long as it so qualifies, it will not be subject to federal income taxes on its taxable income (including realized capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income (capital gains net of capital losses).

     The Fund declares dividends from net investment income quarterly and pays such dividends, if any, two times each year. Distributions of capital gain net income will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value on the record date of that dividend or distribution, except in the case of shareholders who elect a different available distribution method.

     The Fund will provide its shareholders with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

     Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income, and a portion may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Trust's gross income consist of qualified dividends of domestic corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term or mid-term capital gains, regardless of how long shareholders have held their shares, and are not eligible for the dividends-received deduction.
If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

     Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

     The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisors regarding tax matters, including state and local tax consequences.

                                DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by _____ Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

     Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities.
Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                           CALCULATION OF SHARE PRICE

     On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

                           CALCULATION OF PERFORMANCE DATA

     From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare its performance to that of other mutual funds with similar investment objectives, to rankings or averages such as those compiled by Lipper Analytical Services, Inc. for the small capitalization category and/or to other financial alternatives.

     The Fund's average annual total return ("standard total return") is computed by determining the average annual compounded rate of return for a designated period that, if applied to a hypothetical $1,000 initial investment would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return would be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return or taking sales charges into account.

     The Fund's yield is computed by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified thirty-day period by the applicable maximum offering price per share on the last day of such period and annualizing the result.

     The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $8 fee for wire redemptions.

     The Fund's distribution rate is calculated by annualizing the latest distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as the above described yield, and therefore can be significantly different from it. In its supplemental sales literature, the Fund may quote its distribution rate together with the above described standard total return and yield information. The use of such distribution rates would be subject to an appropriate explanation of how the components of the distribution rate differ from the above described yield.

     Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

                                                                Draft of 10-9-97







                             KOBRICK-HFS INVESTMENT TRUST

                         STATEMENT OF ADDITIONAL INFORMATION


                                    _______, 1997


                               Kobrick-HFS Capital Fund
                           Kobrick-HFS Emerging Growth Fund










      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of
        Kobrick-HFS Investment Trust dated _______, 1997.  A copy of a Fund's
       Prospectus can be obtained by writing the Trust at 101 Federal Street,
           Boston, Massachusetts 02111, or by calling the Trust nationwide toll-free 800-___-____.

                          STATEMENT OF ADDITIONAL INFORMATION

                             Kobrick-HFS Investment Trust
                                  101 Federal Street
                             Boston, Massachusetts 02111

                                  TABLE OF CONTENTS
                                                                          PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
ADDITIONAL INFORMATION CONCERNING
CERTAIN INVESTMENT TECHNIQUES. . . . . . . . . . . . . . . . . . . . . . .
DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS. . . . . . . . . . . . . .
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS. . . . . . . . . .
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . .
THE INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . .
DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
SECURITIES TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . .
CALCULATION OF SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . .
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . . . . . . . . .
HISTORICAL PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . .
CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
___ SERVICE CORP . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
STATEMENTS OF ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . .

     THE TRUST

     Kobrick-HFS Investment Trust (the "Trust") was organized as a Massachusetts business trust on _________, 1997. The Trust currently offers two series of shares to investors: the Kobrick-HFS Capital Fund and the Kobrick-HFS Emerging Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     ADDITIONAL INFORMATION CONCERNING
     CERTAIN INVESTMENT TECHNIQUES

     Among other investments described below, each Fund may buy and sell domestic and foreign options, futures contracts, and options on futures contracts with respect to securities, securities indices, and currencies, and may enter into closing transactions with respect to each of the foregoing, and invest in other derivatives, under circumstances in which such instruments and techniques are expected by Kobrick-HFS, Inc. (the "Investment Manager") to aid in achieving the investment objective of the Funds. Each Fund on occasion may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Futures Contracts

     Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities, currencies, or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

     The purchase of a futures contract on securities or an index of securities normally enables a buyer to participate in the market movement of underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or U.S. Treasury obligations.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying assets fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the applicable Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the applicable Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     Futures contracts will be executed primarily (a) to establish a short position, and thus protect the Fund from experiencing the full impact of an expected decline in market value of portfolio holdings without requiring the sale of holdings, or (b) to establish a long position, and thus to participate in an expected rise in market value of securities or currencies which the Fund intends to purchase. Subject to the limitations described below, each Fund may also enter into futures contracts for purposes of enhancing return. In transactions establishing a long position in a futures contract, money market instruments equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, a representative portfolio of securities having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will employ any other appropriate method of cover which is consistent with applicable regulatory and exchange requirements.

Options on Securities

     Each Fund may use options on securities to implement its investment strategy. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, i.e., the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.

     Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, i.e., when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, i.e., the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure his obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the' applicable clearing corporation and exchanges.

Options on Securities Indices

     Each Fund may engage in transactions in call and put options on securities indices. For example, a Fund may purchase put options on indices of securities in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result.

     Put options on indices of securities are similar to put options on the securities themselves except that the delivery requirements are different. Instead of giving the right to make delivery of a security at a specified price, a put option on an index of securities gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on securities, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. Although there are at present few available options on indices of fixed income securities, other than tax-exempt securities, or futures and related options based on such indices, such instruments may become available in the future. In connection with the use of such options, a Fund may cover its position by identifying a representative portfolio of securities having a value equal to the aggregate face value of the option position taken. However, a Fund may employ any appropriate method to cover its positions that is consistent with applicable regulatory and exchange requirements.

Options on Futures Contracts

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options Strategy

     A basic option strategy for protecting a Fund against a decline in securities prices could involve (a) the purchase of a put - - thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by the Fund - -thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in a potential loss of appreciation in the underlying securities or securities indices.

     A basic option strategy when a rise in securities prices is anticipated is the purchase of a call - - thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by a Fund, money market instruments equal to the aggregate exercise price of the options will be identified by the Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

     Each Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund's return will be the premium received from writing the put option minus the amount by which the market price of the security is below the exercise price.

Limitations and Risks of Options and Futures Activity

     Each Fund will engage in transactions in futures contracts or options only as a hedge against changes resulting from market conditions which produce changes in the values of its securities or the securities which it intends to purchase (e.g., to replace portfolio securities which will mature in the near future) or subject to the limitations described below, to enhance return. No Fund will purchase any futures contract or purchase any call option if, immediately thereafter, more than one third of such Fund's net assets would be represented by long futures contracts or call options. No Fund will write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of such Fund's net assets. In addition, no Fund may establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of such Fund's net assets.

     Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities and might in some cases require the Fund to deposit cash to meet applicable margin requirements. The Funds will enter into an option or futures position only if it appears to be a liquid investment.

     Each Fund has undertaken with a state securities authority that, for so long as its shares are required to be registered for sale in such state, the Fund will invest only in options and futures that are issued by the Options Clearing Corporation or offered through the facilities of a national securities association or listed on a national securities or commodities exchange, except that a Fund may invest in unlisted options or futures when the desired options or futures are unavailable on a national securities or commodities exchange. Furthermore, each Fund will engage in such transactions in unlisted options or futures only with dealers who have high credit standing as determined by the Investment Manager.

Foreign Investments

     To the extent a Fund invests in securities of issuers in less developed countries or emerging foreign markets, it will be subject to a variety of additional risks, including risks associated with political instability, economies based on relatively few industries, lesser market liquidity, high rates of inflation, significant price volatility of portfolio holdings and high levels of external debt in the relevant country.

     Although each Fund may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars.
As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund's securities in the local markets.

Currency Transactions

     Each Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to each Fund. This method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Repurchase Agreements

     Each Fund may enter into repurchase agreements. Repurchase agreements occur when a Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. A Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of each Fund's total assets, except that repurchase agreements extending for more than seven days when combined with other illiquid securities will be limited to 10% of each Fund's total assets.

Reverse Repurchase Agreements

     Each Fund may enter into reverse repurchase agreements. However, a Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

     When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Swap Arrangements

     Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specific period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the applicable Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the applicable Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the applicable Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the applicable Fund's portfolio. However, a Fund may enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the applicable Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecast, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

When-Issued Securities

     Each Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will be made only to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends on equity securities are not payable. No income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to the actual issuance. The Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when- issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Rule 144A Securities

     Subject to the percentage limitation on illiquid and restricted securities noted above, each Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

     Each Fund has undertaken with a state securities authority that, for so long as the Fund's shares are required to be registered for sale in such state, the Fund's investments in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the Securities Act of 1933, will be limited to 5% of total assets of the applicable Fund.


                   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

     As indicated in each Fund's Prospectus, a Fund may invest in long-term and short-term debt securities. Each Fund may invest in cash and short-term securities for temporary defensive purposes when, in the opinion of the Investment Manager, such a position is more likely to provide protection against unfavorable market conditions than adherence to other investment policies. Certain debt securities and money market instruments in which a Fund may invest are described below.

     U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which each Fund invests include, among others:

     - direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

     - obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

     - obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

     U.S. Government securities which each Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, each Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

     U.S. Government securities may be acquired by each Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

     In addition, each Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS") , and may not be deemed U.S. Government securities.

     Each Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

     Bank Money Investments. Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits.
Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Funds will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Funds will not invest in time deposits maturing in more than seven days and will not invest more than 10% of the total assets of the applicable Fund in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

     Short-Term Corporate Debt Instruments. Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

     Commercial Paper Ratings. Commercial paper investments at the time of purchase will be rated A by Standard & Poor's Corporation ("S&P") or Prime by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least A by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least A by S&P or by Moody's. Commercial paper rated A (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-l, A-2 or A-3. (Those A-l issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-l+.)

     The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-l, Prime-2 or Prime-3.

     QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's Ratings Group

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Standard & Poor's Ratings Group

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.


     INVESTMENT LIMITATIONS

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

     The limitations applicable to each Fund are:

     1.   Borrowing Money.    The Fund will not borrow money, except (a) from a
bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets.

     2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings. Deposit of payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets.

     3.   Margin Purchases.   The Fund will not purchase any securities on
"margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

     4.   Short Sales.   The Fund will not make short sales of securities, or
maintain a short position, other than short sales "against the box,"

     5. Commodities; Put or Call Options. The Fund will not purchase or sell commodities or commodity contracts including futures, or purchase or write put or call options, except that the Fund may purchase or sell financial futures contracts and related options.

     6. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     7.   Real Estate.   The Fund will not purchase, hold or deal in real estate
or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     8.   Loans.    The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

     9. Industry Concentration. The Fund will not invest more than 25% of its total assets in any particular industry.

     10. Senior Securities. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     The Trust does not intend to pledge, mortgage or hypothecate the assets of either Fund. The Trust does not intend to make short sales of securities "against the box" as described in investment limitation 4. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     Other current investment policies of each of the Funds, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows:

     1.   Illiquid Investments.    The Fund will not purchase securities for
which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and the Fund will not purchase restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of 1933) if, as a result thereof, more than 5% of the value of the net assets of the Fund would be invested in such securities.

     2.   Investing for Control.   The Fund will not invest in companies for the
purpose of exercising control or management.

     3.   Other Investment Companies.        The Fund will not invest more than
10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     4.   Voting Securities of Any Issuer.   The Fund will not purchase more
than 10% of the outstanding voting securities of any one issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     TRUSTEES AND OFFICERS

     The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.


               NAME             AGE           POSITION HELD
     *Frederick R. Kobrick      54          President/Trustee
     *Michael T. Carmen         35      Secretary-Treasurer/Trustee

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     *Frederick R. Kobrick, 101 Federal Street, Boston, MA 02111, serves as President of the Trust. He is 54. His principal occupation currently is President of Kobrick-HFS, Inc. During the past five years he served as a senior vice president of State Street Research & Management Company.

     *Michael T. Carmen, 101 Federal Street, Boston, MA 02111, serves as Secretary-Treasurer of the Trust. He is 35. His principal occupation currently is Secretary-Treasurer of

Kobrick-HFS, Inc. During the past five years he served as a vice president and analyst for State Street Research & Management Company and a portfolio manager for Montgomery Asset Management.

     *Messrs. Kobrick and Carmen, as principals of Kobrick-HFS, Inc., the Trust's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

     As of October __, 1997, Kobrick-HFS, Inc. was the record hold of all shares of the Funds. Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of each Funds shares are so owned, such owners will be presumed to be in control of such shares for purposes of voting on certain matters submitted to a vote of shareholders.

     Each non-interested Trustee will receive an annual retainer of $2,000 and a $250 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

     THE INVESTMENT ADVISER

Kobrick-HFS, Inc. (the "Adviser") is the Trust's investment manager. Messrs. Kobrick and Carmen, as principals of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Under the terms of the investment advisory agreement between the Trust and the Adviser, the Adviser manages the Funds' investments. Each Fund pays the Adviser a quarterly advisory fee computed as a percentage of the average of the values of the net assets of the Fund as determined at the close of each business day during the quarter at the following annual rates:

     1% of the first $1,000,000,000 of such assets;
     3/4% of the next $500,000,000 of such assets;
     1/2% of the next $1,000,000,000 of such assets; and 3/8% of the average market value of such assets in excess of
       $2,500,000,000.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

     By its terms, the Trust's investment advisory agreement will remain in force until ___________, 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The name "Kobrick-HFS" is the property right of the Adviser. The Adviser may use the name "Kobrick-HFS" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Kobrick-HFS" if the Adviser ceases to be employed as the Trust's investment manager.

     DISTRIBUTION PLAN

     As stated in each Fund's Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of each Fund. Unreimbursed expenses will not be carried over from year to year.

     Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     As principals of the Adviser, Messrs. Kobrick and Carmen may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

     SECURITIES TRANSACTIONS

     The Investment Manager's policy is to seek for its clients, including the Funds, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency) and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Funds occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modeling; and portfolio evaluation services and relative performance of accounts.

     Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

     The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and is therefore paid directly by the Investment Manager. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

     The Investment Manager has no fixed agreements or understanding with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

     It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher that that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided, however, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Act of 1934, to the extent applicable.

     In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling concessions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

     When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.

     Code of Ethics.     The Trust and the Adviser have each adopted a Code of
Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by either Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by either Fund in the same (or equivalent) security.

     PORTFOLIO TURNOVER

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

     CALCULATION OF SHARE PRICE

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in either Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

     TAXES

     Each Fund's Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     Each Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on November 30 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding or demonstrates an exemption from withholding.

     REDEMPTION IN KIND

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

     HISTORICAL PERFORMANCE INFORMATION

     From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1 + T)n = ERV
     Where:

     P =  a hypothetical initial payment of $1,000
     T =  average annual total return
     n =  number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     From time to time, each of the Funds may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          Yield = 2[(a-b/cd + 1)6 - 1]
     Where:

     a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
     d =  the maximum offering price per share on the last day of the period

     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Capital Fund may provide comparative performance information appearing in the Capital Appreciation Funds category and the Emerging Growth Fund may provide comparative performance information appearing in the Small Capitalization Funds category. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

     CUSTODIAN

     ___________ Bank, ________________________, __________, ____, has been retained to act as Custodian for the Funds' investments. The ___________ Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

     AUDITORS

     The firm of Ernst & Young LLP has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 1998. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

     ___ SERVICE CORP.

     The Trust's transfer agent, ___ Service Corp. ("___"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. ___ receives for its services as transfer agent a fee payable monthly at an annual rate of $__ per account from the Capital Fund and $__ per account from the Emerging Growth Fund, provided, however, that the minimum fee is $_,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     ___ also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable ___ to perform its duties, each Fund pays ___ a fee in accordance with the following schedule:

          Average Monthly Net Assets                Monthly Fee

               0 - $ 50,000,000                        $_,000
              50 -  100,000,000
             100 -  250,000,000
             Over   250,000,000

     In addition, each Fund pays all costs of external pricing services.

     In addition, ___ is retained to provide administrative services to the Funds. In this capacity, ___ supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. ___ supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays ___ a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000, .125% of such assets from $50,000,000 to $100,000,000 and .10% of such assets in excess of $100,000,000; provided, however, that the minimum fee is $1,000 per month for each Fund.

     STATEMENTS OF ASSETS AND LIABILITIES

     The Funds' Statements of Assets and Liabilities as of ___________, 1997, which have been audited by Ernst & Young LLP, are attached to this Statement of Additional Information.

                             KOBRICK-HFS INVESTMENT TRUST

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)  (i)  Financial Statements included in Part A:

              None

         (ii) Financial Statements included in Part B:

              Statements of Assets and Liabilities, ___________, 1997*

              Notes to Financial Statements*

              Report of Independent Accountants*

    (b)  Exhibits

         (1)  Agreement and Declaration of Trust

         (2)  Bylaws

         (3)  Inapplicable

         (4)  Inapplicable

         (5)  Form of Advisory Agreement with Kobrick-HFS, Inc.

         (6)  Inapplicable

         (7)  Inapplicable

         (8)  Form of Custody Agreement with ___________*

         (9)  (i)   Form of Administrative Services Agreement with ___ Service
                    Corp.*

              (ii)  Form of Accounting Services Agreement with ___ Service
                    Corp.*

              (iii) Form of Transfer, Dividend Disbursing, Shareholder Service
                    and Plan Agency Agreement with ___ Service Corp.*

         (10) Opinion and Consent of Counsel*

         (11) Consent of Independent Public Accountants*

         (12) Inapplicable

         (13) Form of Agreement Relating to Initial Capital

         (14) Inapplicable

         (15) Inapplicable

         (16) Financial Data Schedule*

         (17) Inapplicable
_________________
* To be filed by Amendment

Item 25. Persons Controlled by or Under Common Control with Registrant

         As of October 10, 1997, Kobrick-HFS, Inc. was the recordholder of all shares of the Registrant. After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities

         As of October 10, 1997, all shares of beneficial interest of the Registrant were held by Kobrick-HFS, Inc.

Item 27. Indemnification

         Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

              "Section 6.4   INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC.
              Subject to and except as otherwise provided in the Securities Exchange Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
              (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a) (19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this
              Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

              Section 6.5 COMPROMISE PAYMENT. As to any matter disposed of by a compromise payment by any such Covered Person referred to in
              Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved
              (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such

              Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Kobrick-HFS, Inc. (the "Adviser").
         Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

         The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 28. Business and Other Connections of the Investment Adviser

         (a)  The Adviser is a recently formed independent counsel firm.

         (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

              (i) Frederick R. Kobrick - President of the Adviser President and Chief Executive Officer of the Registrant

              (ii) Michael T. Carmen - Secretary - Treasurer of the Adviser Treasurer and Chief Financial Officer of the Registrant

Item 29. Principal Underwriters

    (a)  Inapplicable

    (b)  Inapplicable

    (c)  Inapplicable

Item 30. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at One Financial Center, Boston, Massachusetts 02111 as well as at the offices of the Registrant's transfer agent located at ____________, _________, _____ _______.

Item 31. Management Services Not Discussed in Parts A or B

         Inapplicable

Item 32. Undertakings

    (a)  Inapplicable

    (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

    (c)  Inapplicable

    (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 10th day of October, 1997.

                             KOBRICK-HFS INVESTMENT TRUST

                             By:  \s\ Frederick R. Kobrick
                                -------------------------------
                                  Frederick R. Kobrick
                                       President




    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                        Title                      Date


  \s\ Frederick R. Kobrick        President and Trustee        October 10, 1997
----------------------------
Frederick R. Kobrick

  \s\ Michael T. Carmen           Secretary -Treasurer         October 10, 1997
----------------------------      and Trustee
Michael T. Carmen

                                  INDEX TO EXHIBITS

(1)      Agreement and Declaration of Trust

(2)      Bylaws

(3)      Inapplicable

(4)      Inapplicable

(5)      Form of Advisory Agreement

(6)      Inapplicable

(7)      Inapplicable

(8)      Form of Custody Agreement*

(9)(i)   Form of Administrative Services Agreement*

(9)(ii)  Form of Accounting Services Agreement*

(9)(iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(10)     Opinion and Consent of Counsel*

(11)     Consent of Independent Public Accountants*

(12)     Inapplicable

(13)     Form of Agreement Relating to Initial Capital

(14)     Inapplicable

(15)     Inapplicable

(16)     Financial Data Schedule*

(17)     Inapplicable
-----------------------------
*        To be filed by Amendment